Investment Objectives and Goals	Jul. 29, 2025
Macquarie Global Listed Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Global Listed Infrastructure ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Global Listed Infrastructure ETF seeks to deliver total return that consists of both capital growth and income by investing in infrastructure companies.
Macquarie Energy Transition ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Energy Transition ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Energy Transition ETF seeks to provide long-term growth of capital.
Macquarie Focused Large Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Focused Large Growth ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Focused Large Growth ETF seeks to provide growth of capital.
Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Focused SMID Cap Core ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Focused SMID Cap Core ETF seeks to provide capital appreciation.
Macquarie Focused International Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Focused International Core ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Focused International Core ETF seeks to provide capital growth and appreciation.
Macquarie Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Focused Emerging Markets Equity ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Macquarie Focused Emerging Markets Equity ETF seeks to provide long-term capital appreciation.
Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie National High-Yield Municipal Bond ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie National High-Yield Municipal Bond ETF seeks to provide a high a level of current interest income, exempt from federal income tax, primarily through investment in medium- and lower-grade municipal obligations.

Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Tax-Free USA Short Term ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie Tax-Free USA Short Term ETF seeks to provide a high level of current interest income that is exempt from federal income tax, and attempts to preserve capital by investing in short term municipal obligations.

Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Tax-Free USA Intermediate ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie Tax-Free USA Intermediate ETF seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Tax-Free USA ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie Tax-Free USA ETF seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.